U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 24F-2

Annual Notice of Securities Sold

Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

Please print or type.

1.	Name and address of issuer: Russell Investments 1301 2nd Ave Seattle, WA 98101
2.

Name of each series or class of securities for which this Form is filed (If the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):                            ☐

PLEASE REFER TO LIST DOCUMENT – Series and Classes

3.	Investment Company Act File Number: 811-03153
Securities Act File Number: 2-71299
4(a).	Last day of fiscal year for which this Form is filed: 10/31/17
4(b).	☐ Check box if this Form is being filed late (i.e., more than 90 days after the end of the issuer’s fiscal year). (See Instruction A.2) N/A
Note: If the Form is being filed late, interest must be paid on the registration fee due.
4(c).	☐ Check box if this is the last time the issuer will be filing this Form. N/A

5.	Calculation of registration fee:

	(i)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):	$ 17,211,686,895.54

	(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year	$ 18,704,044,006.51

	(iii)	Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:	$10,159,190,032.60

	(iv)	Total available redemption credits [add Items 5(ii) and 5(iii)]:	$ 28,863,234,039.11

	(v)	Net sales — if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:	$0

	(vi)	Redemption credits available for use in future years — if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)	($11,651,547,143.57)

	(vii)	Multiplier for determining registration fee (See Instruction C.9):	x .0001159

	(viii)	Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter “0” if no fee is due):	=$0.00

6.

Prepaid Shares — If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: N/A. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: N/A.

7.	Interest due — if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (see instruction D):

8.	Total amount of the registration fee due plus any interest due [Item 5(viii) plus line 7]:
= $0.00

9.	Date the registration fee and any interest payment was sent to the Commission’s lockbox depository: N/A.

Account Number: 910-8739 Method of Delivery:
☐ Wire transfer
☐ Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kari Seabrands
Kari Seabrands, Assistant Treasurer

Dated: January 19, 2018

* Please print the name and title of the signing officer below the signature.

Appendix 1- RIC Series and Classes

Existing
	Status	Name	Ticker Symbol
CIK 0000351601
Series S000001569		Emerging Markets Fund

Class/Contract C000004230		Class S	REMSX

Class/Contract C000004231		Class C	REMCX

Class/Contract C000004232		Class E	REMEX

Class/Contract C000043464		Class A	REMAX

Class/Contract C000166195		Class R6	REGRX

Class/Contract C000178285		Class M	RMMTX

Class/Contract C00006690		Class Y	REMYX

	Status	Name	Ticker Symbol
CIK 0000351601
Series S000001570		Tax-Managed U.S. Large Cap Fund

Class/Contract C000004233		Class S	RETSX

Class/Contract C000004234		Class C	RTLCX

Class/Contract C000004235		Class E	RTLEX

Class/Contract C000089689		Class A	RTLAX

Class/Contract C000178286		Class M	RTMTX

	Status	Name	Ticker Symbol
CIK 0000351601
Series S000001571		Tax-Managed U.S. Mid & Small Cap Fund

Class/Contract C000004236		Class S	RTSSX

Class/Contract C000004237		Class C	RTSCX

Class/Contract C000004238		Class E	RTSEX

Class/Contract C000089690		Class A	RTSAX

Class/Contract C000178295		Class M	RTOUX

	Status	Name	Ticker Symbol
CIK 0000351601
Series S000001573		U.S. Dynamic Equity Fund

Class/Contract C000004243		Class S	RSGSX

Class/Contract C000004244		Class C	RSGCX

Class/Contract C000004245		Class E	RSGEX

Class/Contract C000117394		Class A	RSGAX

Class/Contract C000117395		Class Y	RSGTX

	Status	Name	Ticker Symbol
CIK 0000351601
Series S000001575		Growth Strategy Fund

Class/Contract C000137231		Class R5	RALVX

Class/Contract C000004250		Class A	RALAX

Class/Contract C000178301		Class T	RGTAX

Class/Contract C000004251		Class C	RALCX

Class/Contract C000004252		Class E	RALEX

Class/Contract C000004253		Class S	RALSX

Class/Contract C000027574		Class R1	RALRX

Class/Contract C000137230		Class R4	RALUX

	Status	Name	Ticker Symbol
CIK 0000351601
Series S000001576		Balanced Strategy Fund

Class/Contract C000137233		Class R5	RBLVX

Class/Contract C000004255		Class A	RBLAX

Class/Contract C000004256		Class C	RBLCX

Class/Contract C000004257		Class E	RBLEX

Class/Contract C000004258		Class S	RBLSX

Class/Contract C000178306		Class T	RBSAX

Class/Contract C000027576		Class R1	RBLRX

Class/Contract C000137232		Class R4	RBLUX

	Status	Name	Ticker Symbol
CIK 0000351601
Series S000001577		Moderate Strategy Fund

Class/Contract C000137235		Class R5	RMLVX

Class/Contract C000004260		Class A	RMLAX

Class/Contract C000004261		Class C	RMLCX

Class/Contract C000004262		Class E	RMLEX

Class/Contract C000004263		Class S	RMLSX

Class/Contract C000027578		Class R1	RMLRX

Class/Contract C000137234		Class R4	RMLUX

	Status	Name	Ticker Symbol
CIK 0000351601
Series S000001578		Conservative Strategy Fund

Class/Contract C000137237		Class R5	RCLVX

Class/Contract C000004265		Class A	RCLAX

Class/Contract C000004266		Class C	RCLCX

Class/Contract C000004267		Class E	RCLEX

Class/Contract C000004268		Class S	RCLSX

Class/Contract C000027580		Class R1	RCLRX

Class/Contract C000137236		Class R4	RCLUX

	Status	Name	Ticker Symbol
CIK 0000351601
Series S000001579		Global Real Estate Securities Fund

Class/Contract C000004269		Class S	RRESX

Class/Contract C000004270		Class C	RRSCX

Class/Contract C000004271		Class E	RREEX

Class/Contract C000043465		Class A	RREAX

Class/Contract C000166197		Class R6	RRSRX

Class/Contract C000178325		Class M	RETTX

Class/Contract C000066901		Class Y	RREYX

	Status	Name	Ticker Symbol
CIK 0000351601
Series S000001580		Equity Growth Strategy Fund

Class/Contract C000137239		Class R5	RELVX

Class/Contract C000004273		Class A	REAAX

Class/Contract C000178326		Class T	RQTAX

Class/Contract C000004274		Class C	RELCX

Class/Contract C000004275		Class E	RELEX

Class/Contract C000004276		Class S	RELSX

Class/Contract C000027582		Class R1	RELRX

Class/Contract C000137238		Class R4	RELUX

	Status	Name	Ticker Symbol
CIK 0000351601
Series S000001585		U.S. Core Equity Fund

Class/Contract C000004294		Class E	REAEX

Class/Contract C000004295		Class Y	REAYX

Class/Contract C000066902		Class A	RSQAX

Class/Contract C000066903		Class C	REQSX

Class/Contract C000066904		Class S	RLISX

	Status	Name	Ticker Symbol
CIK 0000351601
Series S000001586		U.S. Small Cap Equity Fund

Class/Contract C000004297		Class E	REBEX

Class/Contract C000004298		Class Y	REBYX

Class/Contract C000066905		Class A	RLACX

Class/Contract C000066906		Class C	RLECX

Class/Contract C000066907		Class S	RLESX

Class/Contract C000166199		Class R6	RSCRX

Class/Contract C000178340		Class T	RUNTX

	Status	Name	Ticker Symbol
CIK 0000351601
Series S000001587		Investment Grade Bond Fund

Class/Contract C000004300		Class E	RFAEX

Class/Contract C000004301		Class Y	RFAYX

Class/Contract C000053055		Class C	RFACX

Class/Contract C000053056		Class S	RFATX

Class/Contract C000166200		Class R6	RIGRX

Class/Contract C000089691		Class A	RFAAX

Class/Contract C000178345		Class M	RIWTX

	Status	Name	Ticker Symbol
CIK 0000351601
Series S000001588		International Developed Markets Fund

Class/Contract C000004303		Class E	RIFEX

Class/Contract C000004304		Class Y	RINYX

Class/Contract C000066908		Class C	RLNCX

Class/Contract C000066909		Class S	RINTX

Class/Contract C000178350		Class M	RNTTX

Class/Contract C000066910		Class A	RLNAX

	Status	Name	Ticker Symbol
CIK 0000351601
Series S000001589		Strategic Bond Fund

Class/Contract C000004306		Class E	RFCEX

Class/Contract C000004307		Class Y	RFCYX

Class/Contract C000066911		Class A	RFDAX

Class/Contract C000178351		Class T	RSYAX

Class/Contract C000066912		Class C	RFCCX

Class/Contract C000066913		Class S	RFCTX

Class/Contract C000178355		Class M	RSYTX

Class/Contract C000166202		Class R6	RSBRX

	Status	Name	Ticker Symbol
CIK 0000351601
Series S000001591		U.S. Defensive Equity Fund

Class/Contract C000004312		Class E	REQEX

Class/Contract C000004313		Class Y	REUYX

Class/Contract C000066914		Class A	REQAX

Class/Contract C000066915		Class C	REQCX

Class/Contract C000066916		Class S	REQTX

	Status	Name	Ticker Symbol
CIK 0000351601
Series S000001599		Tax-Exempt Bond Fund

Class/Contract C000004330		Class S	RLVSX

Class/Contract C000004331		Class C	RTECX

Class/Contract C000004332		Class E	RTBEX

Class/Contract C000089692		Class A	RTEAX

Class/Contract C000178365		Class M	RBCUX

	Status	Name	Ticker Symbol
CIK 0000351601
Series S000001601		Short Duration Bond Fund

Class/Contract C000004336		Class S	RFBSX

Class/Contract C000004337		Class C	RSBCX

Class/Contract C000004338		Class E	RSBEX

Class/Contract C000043470		Class A	RSBTX

Class/Contract C000166204		Class R6	RDBRX

Class/Contract C000178370		Class M	RSDTX

Class/Contract C000066918		Class Y	RSBYX

	Status	Name	Ticker Symbol
CIK 0000351601
Series S000015554		Global Equity Fund

Class/Contract C000042371		Class A	RGEAX

Class/Contract C000042372		Class C	RGECX

Class/Contract C000042373		Class E	RGEEX

Class/Contract C000042374		Class S	RGESX

Class/Contract C000066919		Class Y	RLGYX

Class/Contract COOO178375		Class M	RGDTX

	Status	Name	Ticker Symbol
CIK 0000351601
Series S000028091		Commodity Strategies Fund

Class/Contract C000085554		Class A	RCSAX

Class/Contract C000085555		Class C	RCSCX

Class/Contract C000085556		Class E	RCSEX

Class/Contract C000085557		Class S	RCCSX

Class/Contract C000085558		Class Y	RCSYX

Class/Contract C000178376		Class M	RCOTX

	Status	Name	Ticker Symbol
CIK 0000351601
Series S000029198		Global Infrastructure Fund

Class/Contract C000089834		Class A	RGIAX

Class/Contract C000089835		Class C	RGCIX

Class/Contract C000089836		Class E	RGIEX

Class/Contract C000089837		Class S	RGISX

Class/Contract C000178385		Class M	RGFTX

Class/Contract C000089838		Class Y	RGIYX

	Status	Name	Ticker Symbol
CIK 0000351601
Series S000029199		Global Opportunistic Credit Fund

Class/Contract C000089839		Class Y	RGCYX

Class/Contract C000089840		Class A	RGCAX

Class/Contract C000089841		Class C	RGCCX

Class/Contract C000089842		Class E	RCCEX

Class/Contract C000089843		Class S	RGCSX

Class/Contract C000178390		Class M	RGOTX

	Status	Name	Ticker Symbol
CIK 0000351601
Series S000035752		U.S. Large Cap Equity Fund

Class/Contract C000109587		Class A	RLCZX

Class/Contract C000109588		Class C	RLCCX

Class/Contract C000109589		Class S	RLCSX

	Status	Name	Ticker Symbol
CIK 0000351601
Series S000035753		U.S. Mid Cap Equity Fund

Class/Contract C000109590		Class A	RMCAX

Class/Contract C000109591		Class C	RMCCX

Class/Contract C000109592		Class S	RMCSX

	Status	Name	Ticker Symbol
CIK 0000351601
Series S000037466		U.S. Strategic Equity Fund

Class/Contract C000115674		Class A	RSEAX

Class/Contract C000115675		Class C	RSECX

Class/Contract C000115676		Class E	RSEEX

Class/Contract C000115677		Class S	RSESX

Class/Contract C000178405		Class M	RUSTX

	Status	Name	Ticker Symbol
CIK 0000351601
Series S000037801		Strategic Call Overwriting Fund

Class/Contract C000116598		Class S	ROWSX

	Status	Name	Ticker Symbol
CIK 0000351601
Series S000045902		Multifactor U.S. Equity Fund

Class/Contract C000143046		Class S	RTDSX

Class/Contract C000148917		Class M	RTDTX

Class Contract C000166214		Class R6	RTDRX

Class/Contract C000143047		Class Y	RTDYX

CIK 0000351601

	Status	Name	Ticker Symbol
Series S000045903		Multifactor International Equity Fund

Class/Contract C000166215		Class R6	RTIRX

Class/Contract C000143052		Class S	RTISX

Class/Contract C000148918		Class M	RTITX

Class/Contract C000143048		Class Y	RTIYX

CIK 0000351601

	Status	Name	Ticker Symbol
Series S000048355		Tax-Managed International Equity Fund

Class/Contract C000152720		Class A	RTNAX

Class/Contract C000152721		Class C	RTNCX

Class/Contract C000152722		Class E	RTNEX

Class/Contract C000152723		Class S	RTNSX

Class/Contract C000178423		Class M	RTIUX

CIK 0000351601

	Status	Name	Ticker Symbol
Series S000048356		Multi-Strategy Income Fund

Class/Contract C000152724		Class A	RMYAX

Class/Contract C000178424		Class T	RGYAX

Class/Contract C000152725		Class C	RMYCX

Class/Contract C000152726		Class E	RMYEX

Class/Contract C000152727		Class S	RMYSX

Class/Contract C000178428		Class M	RGYTX

Class/Contract C000152728		Class Y	RMYYX

CIK 0000351601

	Status	Name	Ticker Symbol
Series S000049244		Tax-Exempt High Yield Bond Fund

Class/Contract C000155368		Class A	RTHAX

Class/Contract C000155369		Class C	RTHCX

Class/Contract C000155370		Class E	RTHEX

Class/Contract C000155371		Class S	RTHSX

Class/Contract C000178433		Class M	RHYTX

CIK 0000351601

	Status	Name	Ticker Symbol
Series S000054778		Unconstrained Total Return Fund

Class/Contract C000172173		Class A	RUTAX

Class/Contract C000172174		Class C	RUTCX

Class/Contract C000172175		Class E	RUTEX

Class/Contract C000172177		Class S	RUTSX

Class/Contract C000178438		Class M	RUCTX

Class/Contract C000172178		Class Y	RUTYX

CIK 0000351601

	Status	Name	Ticker Symbol
Series S000055522		Multi-Asset Growth Strategy Fund

Class/Contract C000174742		Class S	RMGSX

Class/Contract C000178443		Class M	RMATX

Class/Contract C000174743		Class Y	RMGYX

Class/Contract C000174738		Class A	RAZAX

Class/Contract C000174739		Class C	RAZCX